Loans Receivable, Net - Summary of Financing Receivable Past Due (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Past Due [Line Items]
Total loans	¥ 4,418,011	¥ 3,675,492
0-30 days [Member]
Financing Receivable, Past Due [Line Items]
Total	49,331	39,609
31-60 days [Member]
Financing Receivable, Past Due [Line Items]
Total	36,140	21,041
61-90 days [Member]
Financing Receivable, Past Due [Line Items]
Total	34,452	17,651
Over 90 days [Member]
Financing Receivable, Past Due [Line Items]
Total	93,914	81,659
Financial Asset, Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total	213,837	159,960
Financial Asset, Not Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total	¥ 4,204,174	¥ 3,515,532